Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000000790 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000000790 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000000790 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000000790 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000000790 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000790 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000790 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000790 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000790 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000790 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000790 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
C000000790 [Member] | Coporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000000790 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000790 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000790 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000790 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000000790 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
C000000790 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000792 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000000792 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000000792 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000000792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000000792 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000792 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000792 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000792 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000792 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000792 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000792 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
C000000792 [Member] | Coporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000000792 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000792 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000792 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000792 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000000792 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
C000000792 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000793 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000000793 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000000793 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000000793 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000000793 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000793 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000793 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000793 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000793 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000793 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000793 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
C000000793 [Member] | Coporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000000793 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000793 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000793 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000793 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000000793 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
C000000793 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%

[1]	Amount represents less than .01%.
[2]	Amount represents less than .01%.
[3]	Amount represents less than .01%.